Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	30,208,613
Proposed Maximum Offering Price per Unit	0.0815
Maximum Aggregate Offering Price	$ 2,462,001.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 340.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions. Relates to common stock, $0.01 par value per share, stock options to purchase common stock, and warrants to purchase common stock of Non-Invasive Monitoring Systems, Inc., a Florida corporation ("Non-Invasive Monitoring Systems"), issuable to holders of capital stock, stock options, and warrants of Gravitics, Inc., a Delaware corporation ("Gravitics"), in the proposed merger of Gravitics Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of Non-Invasive Monitoring Systems, with and into Gravitics, with Gravitics surviving the merger as a wholly owned subsidiary of Non-Invasive Monitoring Systems. The amount of common stock of Non-Invasive Monitoring Systems to be registered represents 30,080,837 shares of common stock of Non-Invasive Monitoring Systems expected to be issued pursuant to the merger, giving effect to the reverse stock split of the common stock of Non-Invasive Monitoring Systems at a ratio of 1-for-150, which became effective on July 30, 2026. Estimated solely for the purpose of calculating the registration fee under Rule 457(f)(2) under the Securities Act. As Gravitics is a private company, there is no market for its securities. Therefore, the proposed maximum aggregate offering price was calculated based on the book value as of March 31, 2026 of the Gravitics securities to be exchanged in the merger, which amount equals $2,851,000. The book value of Gravitics securities as of June 30, 2026 was negative. Pursuant to Rule 457(b), the registration fee previously paid of $393.93 in connection with the initial filing of this Registration Statement on July 2, 2026 has been applied as an offset against the total registration fee due for this pre-effective amendment. The book value of Gravitics securities as of June 30, 2026 was negative. Accordingly, the proposed maximum aggregate offering price for the shares of common stock is based on a book value of $0 pursuant to Rule 457(f)(2) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Stock Options to purchase Common Stock
Amount Registered | shares	5,544,739
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the stock options. The registration fee with respect to the stock options has been allocated to the underlying shares of common stock issuable upon exercise of such options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Stock Options
Amount Registered | shares	5,544,739
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 10,590,451.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,462.54
Offering Note	Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for the stock options. The registration fee with respect to the stock options has been allocated to the underlying shares of common stock issuable upon exercise of such options.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	355,050
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(g) under the Securities Act and the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, no separate registration fee is required for the warrants. The registration fee with respect to the warrants has been allocated to the underlying shares of common stock issuable upon exercise of such warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying Warrants
Amount Registered | shares	355,050
Proposed Maximum Offering Price per Unit	0.57
Maximum Aggregate Offering Price	$ 202,378.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.95
Offering Note	Pursuant to Rule 457(g) under the Securities Act and the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, no separate registration fee is required for the warrants. The registration fee with respect to the warrants has been allocated to the underlying shares of common stock issuable upon exercise of such warrants.